T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 72.5%
COMMUNICATION SERVICES 7.4%

Diversified Telecommunication Services 0.4%
KT (KRW)	55,720	1,118
Nippon Telegraph & Telephone (JPY)	404,600	9,207
Telecom Italia (EUR)	2,999,986	1,418
		11,743
Entertainment 1.2%
Cinemark Holdings	34,600	507
Electronic Arts (1)	1,611	225
Netflix (1)	34,238	18,131
Sea, ADR (1)	42,544	6,501
Spotify Technology (1)	13,505	3,810
Walt Disney	51,279	6,762
Zynga, Class A (1)	144,574	1,310
		37,246
Interactive Media & Services 5.3%
Alphabet, Class A (1)	5,314	8,659
Alphabet, Class C (1)(2)	41,751	68,229
Baidu, ADR (1)	7,600	947
Facebook, Class A (1)(2)	182,908	53,629
IAC/InterActiveCorp (1)	5,590	744
JOYY, ADR	29,716	2,539
Match Group (1)	49,769	5,558
NAVER (KRW)	10,735	2,907
Snap, Class A (1)	18,384	415
Tencent Holdings (HKD)	321,700	21,978
Z Holdings (JPY)	444,000	2,955
		168,560
Media 0.3%
Cable One	1,293	2,380
Charter Communications, Class A (1)	516	318
CyberAgent (JPY)	57,000	3,037
National CineMedia	70,920	256

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Stroeer (EUR) (1)	26,888	2,096
WPP (GBP)	300,643	2,546
		10,633
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)	44,300	2,740
Vodafone Group, ADR	214,614	3,170
		5,910
Total Communication Services		234,092
CONSUMER DISCRETIONARY 9.8%

Auto Components 0.5%
Aptiv	1,490	128
Autoliv, SDR (SEK)	30,341	2,395
Denso (JPY)	43,500	1,830
Gentherm (1)	18,796	850
Magna International	139,481	6,780
Stanley Electric (JPY)	80,500	2,299
Stoneridge (1)	20,485	414
Sumitomo Rubber Industries (JPY)	90,100	866
Visteon (1)	7,130	538
		16,100
Automobiles 0.4%
General Motors	75,948	2,250
Honda Motor (JPY)	52,400	1,334
Suzuki Motor (JPY)	64,800	2,653
Toyota Motor (JPY)	96,400	6,367
		12,604
Diversified Consumer Services 0.1%
API Group (1)	39,374	557
API Group, Warrants, 10/10/20 (1)	39,216	39
Bright Horizons Family Solutions (1)	7,618	1,013
ServiceMaster Global Holdings (1)	11,800	471
Strategic Education	1,817	186
		2,266
Hotels, Restaurants & Leisure 1.6%
BJ's Restaurants	30,841	972
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Chipotle Mexican Grill (1)	3,429	4,493
Chuy's Holdings (1)	34,990	778
Compass Group (GBP)	172,908	2,798
Denny's (1)	36,979	424
Drive Shack (1)	69,300	96
Dunkin' Brands Group	8,844	673
Fiesta Restaurant Group (1)	47,005	471
Hilton Worldwide Holdings	83,677	7,561
Marriott International, Class A	69,049	7,106
McDonald's	50,745	10,835
MGM Resorts International	105,217	2,367
OneSpaWorld Holdings	21,930	152
Papa John's International	24,692	2,427
Red Robin Gourmet Burgers (1)	21,837	243
Yum! Brands	97,618	9,357
		50,753
Household Durables 0.5%
Cavco Industries (1)	2,929	559
Lennar, Class A	55,960	4,187
Panasonic (JPY)	262,800	2,422
Persimmon (GBP)	82,795	2,877
Skyline Champion (1)	27,257	778
Sony (JPY)	48,800	3,821
Tempur Sealy International (1)	10,700	915
TRI Pointe Group (1)	40,100	677
		16,236
Internet & Direct Marketing Retail 4.8%
A Place for Rover, Acquisition Date: 5/25/18, Cost: $6 (1)(3)(4)	848	5
Alibaba Group Holding, ADR (1)	131,712	37,805
Amazon. com (1)(2)	27,496	94,887
ASOS (GBP) (1)	83,710	5,478
Booking Holdings (1)	4,404	8,414
Etsy (1)	8,177	979
Trip. com Group, ADR (1)	3,177	96
Zalando (EUR) (1)	48,199	4,223
		151,887
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Multiline Retail 0.5%
Dollar General	43,250	8,731
Dollar Tree (1)	2,519	243
Next (GBP)	38,815	3,110
Ollie's Bargain Outlet Holdings (1)	25,372	2,424
		14,508
Specialty Retail 0.9%
Aaron's	28,546	1,595
Burlington Stores (1)	11,846	2,333
Five Below (1)	3,500	383
Home Depot	7,594	2,165
Kingfisher (GBP)	1,045,323	3,801
Lowe's	2,059	339
Michaels (1)	74,770	841
Monro	25,800	1,189
O'Reilly Automotive (1)	6,108	2,844
RH (1)	2,277	753
Ross Stores	81,031	7,380
TJX	58,723	3,217
Vroom (1)	3,156	217
Vroom, Acquisition Date: 6/30/17 - 11/21/19, Cost: $233 (1)(3)	22,420	1,462
		28,519
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost: $107
(1)(3)(4)	9,780	126
EssilorLuxottica (EUR) (1)	21,483	2,876
Kering (EUR)	4,682	2,873
Lululemon Athletica (1)	14,476	5,438
Moncler (EUR) (1)	79,933	3,099
NIKE, Class B	14,823	1,658
Samsonite International (HKD) (1)	841,500	972
Steven Madden	4,900	104
		17,146
Total Consumer Discretionary		310,019

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 2.7%
Beverages 0.4%
Boston Beer, Class A (1)	4,825	4,256
Coca-Cola	26,080	1,292
Diageo (GBP)	122,504	4,093
Kirin Holdings (JPY)	92,600	1,820
		11,461
Food & Staples Retailing 0.2%
Seven & i Holdings (JPY) (5)	114,200	3,684
Welcia Holdings (JPY)	40,400	1,731
		5,415
Food Products 1.3%
Barry Callebaut (CHF)	1,063	2,357
BellRing Brands, Class A (1)	13,281	258
Cal-Maine Foods (1)	29,512	1,139
Nestle (CHF)	161,936	19,505
Nomad Foods (1)	37,438	923
Post Holdings (1)	14,400	1,267
Sanderson Farms	7,685	899
TreeHouse Foods (1)	28,780	1,232
Tyson Foods, Class A	135,341	8,499
Utz Brands (1)	34,400	633
Utz Brands, Warrants, 8/28/25 (1)	8,700	54
Wilmar International (SGD)	954,200	3,053
		39,819
Personal Products 0.6%
L'Oreal (EUR)	17,370	5,764
Pola Orbis Holdings (JPY)	32,500	589
Unilever (GBP)	207,887	12,291
		18,644
Tobacco 0.2%
Altria Group	54,785	2,396
Philip Morris International	70,051	5,590
		7,986
Total Consumer Staples		83,325
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ENERGY 1.6%

Energy Equipment & Services 0.3%
Cactus, Class A	13,400	296
Computer Modelling Group (CAD)	38,800	155
Dril-Quip (1)	9,200	305
Halliburton	441,350	7,141
Liberty Oilfield Services, Class A	77,452	500
NexTier Oilfield Solutions (1)	119,301	301
Worley (AUD)	314,545	2,219
		10,917
Oil, Gas & Consumable Fuels 1.3%
Devon Energy	36,400	396
Diamondback Energy	26,243	1,022
Enbridge	195,579	6,262
EOG Resources	67,859	3,077
Equinor (NOK)	262,611	4,249
Magnolia Oil & Gas, Class A (1)	98,099	632
Parsley Energy, Class A	22,493	242
Pioneer Natural Resources	1,902	198
Royal Dutch Shell, Class B, ADR	64,114	1,802
Seven Generations Energy, Class A (CAD) (1)(5)	57,800	182
TC Energy	142,672	6,657
TOTAL (EUR)	137,879	5,470
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost:
$21 (1)(3)(4)	7	27
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost: $279 (1)(3)(4)	77	296
Williams	445,555	9,250
		39,762
Total Energy		50,679
FINANCIALS 8.7%

Banks 2.9%
Atlantic Capital Bancshares (1)	17,112	197
Australia & New Zealand Banking Group (AUD)	163,487	2,203
Bank of America	776,108	19,977
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BankUnited	56,868	1,330
BNP Paribas (EUR) (1)	92,729	4,040
Bridge Bancorp	17,500	350
Close Brothers Group (GBP)	51,004	765
Columbia Banking System	13,877	387
CrossFirst Bankshares (1)	33,238	307
DBS Group Holdings (SGD)	107,456	1,647
DNB (NOK) (1)	334,319	5,355
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost: $56 (1)(3)(4)	5,570	29
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost: $27 (1)(3)(4)	2,736	14
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost: $- (1)(3)(4)	831	—
East West Bancorp	22,917	843
Equity Bancshares, Class A (1)	18,134	288
Erste Group Bank (EUR) (1)	67,018	1,627
FB Financial	28,073	758
First Bancshares	18,833	404
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost: $93 (1)(3)(4)	9,254	68
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date,
10/12/18, Cost: $- (1)(3)(4)	1,736	5
Heritage Commerce	48,772	338
Heritage Financial	20,509	409
Home BancShares	76,112	1,234
ING Groep (EUR) (1)	510,103	4,163
Intesa Sanpaolo (EUR) (1)	836,022	1,800
Investors Bancorp	57,526	446
JPMorgan Chase	70,153	7,029
Live Oak Bancshares	26,520	588
Lloyds Banking Group (GBP) (1)	5,999,169	2,262
Mitsubishi UFJ Financial Group (JPY)	533,500	2,226
National Bank of Canada (CAD)	88,719	4,877
Origin Bancorp	22,960	544
Pacific Premier Bancorp	34,182	772
Pinnacle Financial Partners	29,586	1,182

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PNC Financial Services Group	15,136	1,683
Popular	12,400	459
Professional Holding, Class A (1)	8,748	101
Professional Holding, Series A, Acquisition Date: 8/28/20, Cost:
$32 (1)(3)	2,961	33
Prosperity Bancshares	14,262	778
Sandy Spring Bancorp	10,727	257
Seacoast Banking (1)	43,309	877
Signature Bank	6,917	671
South State	20,772	1,157
Standard Chartered (GBP) (1)	170,226	887
Sumitomo Mitsui Trust Holdings (JPY)	64,458	1,859
Svenska Handelsbanken, A Shares (SEK) (1)	348,338	3,504
Towne Bank	14,197	252
United Overseas Bank (SGD)	191,200	2,742
Webster Financial	21,537	592
Wells Fargo	205,205	4,956
Western Alliance Bancorp	31,934	1,127
		90,399
Capital Markets 1.9%
Cboe Global Markets	17,213	1,580
Charles Schwab	21,507	764
CME Group	14,280	2,511
Conyers Park II Acquisition (1)	31,898	354
E*TRADE Financial	139,867	7,567
Goldman Sachs Group	26,370	5,402
Intercontinental Exchange	37,764	4,012
Macquarie Group (AUD)	42,448	3,991
Morgan Stanley	492,214	25,723
MSCI	2,990	1,116
Open Lending, Class A (1)	25,732	563
S&P Global	15,001	5,497
State Street	3,819	260
XP, Class A (1)	15,146	748
		60,088

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Consumer Finance 0.3%
Capital One Financial	112,913	7,794
Encore Capital Group (1)	22,944	1,054
PRA Group (1)	23,782	1,110
SLM	47,235	361
		10,319
Diversified Financial Services 0.4%
Challenger (AUD)	301,573	906
Element Fleet Management (CAD) (5)	431,787	3,552
Equitable Holdings	411,531	8,720
Mitsubishi UFJ Lease & Finance (JPY)	284,400	1,343
		14,521
Insurance 3.0%
AIA Group (HKD)	260,200	2,666
American International Group (2)	516,703	15,057
Assurant	13,066	1,588
Aviva (GBP)	481,973	1,817
AXA (EUR)	309,024	6,305
Axis Capital Holdings	25,908	1,237
Chubb	25,258	3,157
Direct Line Insurance Group (GBP)	269,036	1,063
Hanover Insurance Group	10,204	1,046
Hartford Financial Services Group	88,766	3,591
Marsh & McLennan	75,630	8,691
MetLife	179,471	6,902
Muenchener Rueckversicherungs-Gesellschaft (EUR)	27,293	7,883
PICC Property & Casualty, H Shares (HKD)	2,798,000	2,158
Ping An Insurance Group, H Shares (HKD)	225,000	2,402
Principal Financial Group	24,394	1,027
Safety Insurance Group	6,558	475
Sampo, A Shares (EUR)	105,509	4,250
Selective Insurance Group	28,560	1,708
Selectquote (1)	7,091	129
Selectquote, Acquisition Date: 5/6/20, Cost: $198 (1)(3)	11,000	191
State Auto Financial	11,937	184

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Storebrand (NOK) (1)	460,150	2,824
Sun Life Financial (CAD)	117,834	4,918
Tokio Marine Holdings (JPY)	101,500	4,685
Willis Towers Watson	19,927	4,096
Zurich Insurance Group (CHF)	11,689	4,322
		94,372
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial	40,514	378
Essent Group	26,972	963
Housing Development Finance (INR)	82,491	2,049
Meridian Bancorp	47,448	552
PennyMac Financial Services	32,107	1,693
Sterling Bancorp	34,240	102
		5,737
Total Financials		275,436
HEALTH CARE 10.6%

Biotechnology 1.4%
AbbVie	116,017	11,111
ACADIA Pharmaceuticals (1)	7,026	278
Acceleron Pharma (1)	9,514	927
Agios Pharmaceuticals (1)	11,770	483
Allogene Therapeutics (1)	4,612	164
Amarin, ADR (1)	16,100	125
Apellis Pharmaceuticals (1)	3,800	117
Arcutis Biotherapeutics (1)	2,929	74
Argenx, ADR (1)	7,753	1,793
Ascendis Pharma, ADR (1)	22,588	3,347
Avidity Biosciences (1)	3,236	93
Biogen (1)	801	230
Blueprint Medicines (1)	11,849	918
CareDx (1)	5,908	202
CRISPR Therapeutics (1)	1,453	136
CSL (AUD)	7,069	1,483
Enanta Pharmaceuticals (1)	1,100	57
G1 Therapeutics (1)	6,798	104

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Generation Bio, Acquisition Date: 1/9/20, Cost: $94 (1)(3)	9,493	282
Generation Bio (1)	2,941	92
Global Blood Therapeutics (1)	20,708	1,300
Homology Medicines (1)	10,656	113
IGM Biosciences (1)	4,383	189
Immunomedics (1)	17,473	779
Incyte (1)	33,901	3,266
Insmed (1)	37,445	1,056
Intellia Therapeutics (1)	2,370	51
Iovance Biotherapeutics (1)	3,128	104
Krystal Biotech (1)	3,301	158
Legend Biotech, ADR (1)	1,496	51
Orchard Therapeutics, ADR (1)	27,307	162
PTC Therapeutics (1)	5,000	247
Radius Health (1)	41,954	519
RAPT Therapeutics (1)	3,099	83
Scholar Rock Holding (1)	10,927	165
Seattle Genetics (1)	7,568	1,198
Tricida (1)	13,385	142
Ultragenyx Pharmaceutical (1)	15,181	1,291
Vertex Pharmaceuticals (1)	41,616	11,616
Xencor (1)	18,206	651
Zentalis Pharmaceuticals (1)	3,056	105
		45,262
Health Care Equipment & Supplies 3.4%
Alcon (CHF) (1)	21,869	1,244
Align Technology (1)	227	67
AtriCure (1)	15,899	711
Avanos Medical (1)	25,607	830
Axonics Modulation Technologies (1)	5,429	229
Becton Dickinson & Company	19,171	4,654
Boston Scientific (1)	196,896	8,077
Danaher	179,337	37,028
Edwards Lifesciences (1)	921	79
Elekta, B Shares (SEK) (5)	238,418	2,993
Exact Sciences (1)	10,720	807
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ICU Medical (1)	5,509	1,103
Inari Medical (1)	1,724	138
Intuitive Surgical (1)	14,878	10,873
iRhythm Technologies (1)	9,638	2,122
JAND, Class A, Acquisition Date: 3/9/18, Cost: $114 (1)(3)(4)	7,265	178
Koninklijke Philips (EUR) (1)	202,182	9,568
Medtronic	48,086	5,168
Mesa Laboratories	1,486	365
Nevro (1)	6,266	862
NuVasive (1)	10,391	542
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost: $264
(1)(3)(4)	70,144	133
Penumbra (1)	3,026	633
Quidel (1)	13,765	2,422
Stryker	73,019	14,470
Zimmer Biomet Holdings	15,305	2,156
		107,452
Health Care Providers & Services 2.2%
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost:
$204 (1)(3)(4)	16,862	204
Amedisys (1)	8,233	1,991
Anthem	41,275	11,620
Centene (1)	70,992	4,353
Cigna	51,078	9,060
Cross Country Healthcare (1)	29,368	188
CVS Health	22,692	1,409
Fresenius (EUR)	91,365	4,240
Hanger (1)	47,620	941
HCA Healthcare	81,224	11,024
Humana	4,271	1,773
Molina Healthcare (1)	14,769	2,732
Pennant Group (1)	14,045	520
U. S. Physical Therapy	9,783	870
UnitedHealth Group	59,403	18,566
		69,491

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Health Care Technology 0.2%
Accolade (1)	2,601	87
HMS Holdings (1)	31,000	865
Oak Street Health (1)	2,403	107
Siemens Healthineers (EUR)	69,998	3,189
Veeva Systems, Class A (1)	8,643	2,440
		6,688
Life Sciences Tools & Services 1.1%
Adaptive Biotechnologies (1)	7,762	323
Agilent Technologies	58,970	5,922
Bruker	29,739	1,249
Evotec (EUR) (1)(5)	52,357	1,402
Thermo Fisher Scientific	56,281	24,143
		33,039
Pharmaceuticals 2.3%
Astellas Pharma (JPY)	533,700	8,373
Bausch Health (1)	166,147	2,761
Bayer (EUR)	88,830	5,908
Cara Therapeutics (1)	10,157	157
Catalent (1)	28,395	2,627
Elanco Animal Health (1)	84,196	2,447
GlaxoSmithKline, ADR	125,967	4,988
Ipsen (EUR)	21,594	2,230
MyoKardia (1)	12,494	1,367
Novartis (CHF)	122,882	10,591
Novo Nordisk, B Shares (DKK)	30,086	1,989
Odonate Therapeutics (1)	1,272	21
Otsuka Holdings (JPY)	85,100	3,735
Reata Pharmaceuticals, Class A (1)	4,421	464
Roche Holding (CHF)	34,691	12,136
Sanofi (EUR)	62,011	6,281
Takeda Pharmaceutical, ADR	85,664	1,594
TherapeuticsMD (1)	224,975	329
Turning Point Therapeutics (1)	6,098	477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Zoetis	14,475	2,317
		70,792
Total Health Care		332,724
INDUSTRIALS & BUSINESS SERVICES 7.2%

Aerospace & Defense 0.3%
Aerojet Rocketdyne Holdings (1)	11,634	481
BWX Technologies	15,737	875
Cubic	22,023	1,037
L3Harris Technologies	359	65
Meggitt (GBP)	645,358	2,485
Northrop Grumman	290	100
Safran (EUR) (1)	24,716	2,854
Teledyne Technologies (1)	6,410	2,010
		9,907
Air Freight & Logistics 0.4%
FedEx	11,839	2,603
United Parcel Service, Class B	61,457	10,055
		12,658
Airlines 0.0%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost: $291 (1)(3)(4)(6)	1,942	524
United Airlines Holdings (1)	738	27
		551
Building Products 0.2%
Gibraltar Industries (1)	24,562	1,534
Johnson Controls International	84,879	3,457
PGT Innovations (1)	34,386	623
		5,614
Commercial Services & Supplies 0.2%
ADT	52,092	555
Brink's	23,124	1,118
Cintas	7,806	2,601
Heritage-Crystal Clean (1)	21,214	312
MSA Safety	6,800	857
Rentokil Initial (GBP) (1)	186,968	1,331
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Tetra Tech	5,150	475
		7,249
Construction & Engineering 0.1%
Jacobs Engineering Group	48,173	4,349
		4,349
Electrical Equipment 0.8%
ABB (CHF)	189,413	4,830
AZZ	22,600	785
Legrand (EUR)	30,061	2,509
Melrose Industries (GBP)	1,836,794	2,451
Mitsubishi Electric (JPY)	383,600	5,284
Prysmian (EUR)	111,234	3,109
Rockwell Automation	23,544	5,428
Thermon Group Holdings (1)	10,960	144
		24,540
Industrial Conglomerates 1.6%
CK Hutchison Holdings (HKD)	291,992	1,910
DCC (GBP)	33,299	2,958
General Electric	2,530,721	16,045
Honeywell International	57,273	9,482
Roper Technologies	18,790	8,027
Siemens (EUR)	86,122	11,933
		50,355
Machinery 1.6%
Caterpillar	31,784	4,523
Chart Industries (1)	19,778	1,300
Cummins	9,942	2,060
Deere	58,621	12,314
Enerpac Tool Group	45,995	957
ESCO Technologies	18,655	1,677
Federal Signal	14,100	453
Fortive	19,788	1,427
Graco	20,510	1,190
Helios Technologies	17,874	735
Ingersoll Rand (1)	43,746	1,534

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

John Bean Technologies	17,482	1,792
KION Group (EUR)	44,463	3,762
Knorr-Bremse (EUR)	20,288	2,578
Marel (ISK)	42,041	216
Meritor (1)	55,708	1,268
Mueller Water Products, Class A	70,815	765
Otis Worldwide	31,278	1,967
Parker-Hannifin	646	133
SMC (JPY)	2,900	1,594
Stanley Black & Decker	23,896	3,854
THK (JPY)	100,400	2,352
Toro	11,936	899
		49,350
Marine 0.1%
Matson	36,697	1,470
		1,470
Professional Services 0.6%
Clarivate (1)	76,579	2,254
CoStar Group (1)	5,952	5,051
Equifax	16,988	2,859
IHS Markit	1,701	136
Recruit Holdings (JPY)	101,200	3,835
TechnoPro Holdings (JPY)	38,700	2,060
Teleperformance (EUR)	8,119	2,504
Upwork (1)	21,098	321
		19,020
Road & Rail 0.8%
Canadian Pacific Railway	4,577	1,353
Central Japan Railway (JPY)	16,700	2,504
Kansas City Southern	4,160	757
Knight-Swift Transportation Holdings	39,224	1,783
Landstar System	5,829	776
Norfolk Southern	44,039	9,360
Saia (1)	6,200	832
Union Pacific	45,573	8,770
		26,135
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)	61,822	2,143
Bunzl (GBP)	60,726	1,959
Mitsubishi (JPY)	101,000	2,391
SiteOne Landscape Supply (1)	18,757	2,346
Sumitomo (JPY)	231,200	3,010
United Rentals (1)	22,980	4,069
		15,918
Total Industrials & Business Services		227,116
INFORMATION TECHNOLOGY 16.8%

Communications Equipment 0.3%
Motorola Solutions	17,287	2,675
Telefonaktiebolaget LM Ericsson, B Shares (SEK)	496,191	5,786
		8,461
Electronic Equipment, Instruments & Components 0.6%
Belden	3,489	117
CTS	38,192	798
Hamamatsu Photonics (JPY)	57,100	2,601
Keysight Technologies (1)	37,614	3,706
Largan Precision (TWD)	15,000	1,733
Littelfuse	5,531	1,000
Murata Manufacturing (JPY)	56,400	3,335
National Instruments	36,635	1,315
Novanta (1)	18,668	2,001
Omron (JPY)	32,300	2,366
TE Connectivity	6,207	600
		19,572
IT Services 3.6%
Amadeus IT Group, A Shares (EUR)	43,089	2,421
ANT International, Class C, Acquisition Date: 6/7/18, Cost:
$1,024 (1)(3)(4)	182,540	1,281
Booz Allen Hamilton Holding	16,700	1,471
Euronet Worldwide (1)	8,877	918
Evo Payments, Class A (1)	8,352	240
Fidelity National Information Services	75,179	11,341
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fiserv (1)	80,699	8,036
FleetCor Technologies (1)	1,239	311
Global Payments	71,736	12,670
Mastercard, Class A	59,398	21,276
NTT Data (JPY)	302,200	3,453
Parsons (1)	10,546	351
PayPal Holdings (1)	97,135	19,829
ServiceTitan, Acquisition Date: 11/9/18, Cost: $9 (1)(3)(4)	327	11
StoneCo, Class A (1)	12,514	638
Twilio, Class A (1)	1,835	495
Visa, Class A	112,630	23,876
Wix. com (1)	13,799	4,065
		112,683
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices (1)	72,505	6,585
Analog Devices	21,837	2,552
Applied Materials	254,756	15,693
ASML Holding	5,608	2,098
ASML Holding (EUR)	16,188	6,050
Broadcom	34,966	12,138
Entegris	38,300	2,562
Inphi (1)	1,822	208
KLA	1,413	290
Lam Research	6,640	2,233
Lattice Semiconductor (1)	81,006	2,317
Marvell Technology Group	125,217	4,856
Maxim Integrated Products	15,521	1,062
Micron Technology (1)	152,365	6,934
MKS Instruments	2,750	329
Monolithic Power Systems	945	252
NVIDIA	37,896	20,274
NXP Semiconductors	130,368	16,395
PDF Solutions (1)	29,269	606
QUALCOMM	219,646	26,160
Renesas Electronics (JPY) (1)	177,100	1,115
Semtech (1)	8,305	487
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Taiwan Semiconductor Manufacturing (TWD)	682,759	9,951
Texas Instruments	60,012	8,531
Tokyo Electron (JPY)	11,700	3,001
		152,679
Software 5.8%
Atlassian, Class A (1)	8,933	1,713
Avalara (1)	2,500	331
Ceridian HCM Holding (1)	23,454	1,865
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost: $93 (1)(3)(4)	3,930	83
Coupa Software (1)	4,367	1,431
Descartes Systems Group (1)	36,562	2,228
DocuSign (1)	17,547	3,913
Duck Creek Technologies (1)	2,760	108
Five9 (1)	15,609	1,989
Intuit	43,493	15,022
Microsoft (2)	304,296	68,628
nCino (1)	1,155	107
nCino, Acquisition Date: 9/16/19, Cost: $199 (1)(3)	9,136	807
Paycom Software (1)	7,836	2,346
Proofpoint (1)	10,900	1,195
salesforce. com (1)	89,256	24,336
SAP (EUR)	45,819	7,576
ServiceNow (1)	37,606	18,127
Shopify, Class A (1)	310	331
Splunk (1)	32,010	7,021
SS&C Technologies Holdings	31,627	2,015
Synopsys (1)	50,123	11,092
Toast, Acquisition Date: 9/14/18, Cost: $- (1)(3)(4)	19	1
Workday, Class A (1)	27,796	6,663
Zendesk (1)	3,400	328
Zoom Video Communications, Class A (1)	5,739	1,866
		181,122
Technology Hardware, Storage & Peripherals 1.7%
Apple	371,344	47,918

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Samsung Electronics (KRW)	150,371	6,828
		54,746
Total Information Technology		529,263
MATERIALS 3.1%
Chemicals 1.7%
Air Liquide (EUR)	28,452	4,718
Air Products & Chemicals	329	96
Asahi Kasei (JPY)	357,100	2,991
BASF (EUR)	47,247	2,885
Covestro (EUR)	46,916	2,237
DuPont de Nemours	52,757	2,942
Element Solutions (1)	99,336	1,068
Johnson Matthey (GBP)	111,761	3,525
Linde	86,383	21,573
Minerals Technologies	16,300	827
PPG Industries	38,196	4,599
Quaker Chemical	6,136	1,166
Sherwin-Williams	1,129	758
Tosoh (JPY)	27,800	411
Umicore (EUR)	61,027	2,801
		52,597
Containers & Packaging 0.7%
Amcor, CDI (AUD)	203,707	2,272
International Paper	157,726	5,721
Packaging Corp. of America	90,931	9,206
Westrock	117,901	3,576
		20,775
Metals & Mining 0.6%
Alcoa (1)	39,900	583
Antofagasta (GBP)	242,365	3,475
BHP Group (AUD)	59,331	1,638
BHP Group (GBP)	155,295	3,535
Constellium (1)	60,440	484
ERO Copper (CAD) (1)	52,700	804
Franco-Nevada (CAD)	5,258	791
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Haynes International	16,630	312
IGO (AUD)	656,472	2,136
Lundin Mining (CAD)	81,693	512
Northern Star Resources (AUD)	132,309	1,333
Rio Tinto (AUD)	19,855	1,429
South32 (AUD)	915,917	1,416
		18,448
Paper & Forest Products 0.1%
Stora Enso, R Shares (EUR)	271,397	4,003
West Fraser Timber (CAD) (5)	14,288	766
		4,769
Total Materials		96,589
REAL ESTATE 1.8%
Equity Real Estate Investment Trusts 1.6%
American Campus Communities, REIT	30,200	1,024
Community Healthcare Trust, REIT	6,000	280
CubeSmart, REIT	27,200	860
Douglas Emmett, REIT	6,100	170
EastGroup Properties, REIT	16,381	2,181
First Industrial Realty Trust, REIT	14,446	616
Great Portland Estates (GBP)	286,840	2,316
JBG SMITH Properties, REIT	42,034	1,163
Prologis, REIT	236,260	24,066
PS Business Parks, REIT	12,327	1,556
Regency Centers, REIT	7,440	295
Rexford Industrial Realty, REIT	28,600	1,372
Scentre Group (AUD)	927,674	1,544
Sun Communities, REIT	37,533	5,595
Welltower, REIT	41,577	2,392
Weyerhaeuser, REIT	187,883	5,695
		51,125
Real Estate Management & Development 0.2%
FirstService	21,460	2,686

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mitsui Fudosan (JPY)	222,400	4,023
		6,709
Total Real Estate		57,834
UTILITIES 2.7%

Electric Utilities 1.2%
American Electric Power	10,172	802
Entergy	27,046	2,681
Iberdrola (EUR)	10,573	134
MGE Energy	4,039	263
NextEra Energy	87,979	24,561
PNM Resources	48,356	2,112
Southern	124,819	6,513
		37,066
Gas Utilities 0.2%
Beijing Enterprises Holdings (HKD)	338,500	1,075
Chesapeake Utilities	11,850	969
ONE Gas	22,394	1,660
Southwest Gas Holdings	26,143	1,644
		5,348
Independent Power & Renewable Electricity Producers 0.1%
AES	124,792	2,215
Electric Power Development (JPY)	110,800	1,672
NextEra Energy Partners	13,100	790
		4,677
Multi-Utilities 1.1%
Ameren	79,959	6,326
Engie (EUR) (1)	360,093	5,009
National Grid (GBP)	284,515	3,187
NiSource	120,658	2,674
Public Service Enterprise Group	49,351	2,578
Sempra Energy	116,841	14,447
		34,221
Water Utilities 0.1%
California Water Service Group	14,516	658
Middlesex Water	10,450	670
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SJW Group	15,458	967
		2,295
Total Utilities		83,607
Total Miscellaneous Common Stocks 0.1% (7)		3,784
Total Common Stocks (Cost $1,386,675)		2,284,468
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%

Automobiles 0.1%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost:
$287 (1)(3)(4)	26,722	414
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost:
$430 (1)(3)(4)	27,772	430
		844
Diversified Consumer Services 0.0%
1stdibs. com, Series D, Acquisition Date: 2/7/19, Cost: $100
(1)(3)(4)	19,927	93
		93
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20, Cost: $327
(1)(3)(4)	14,422	327
		327
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost:
$91 (1)(3)(4)	12,138	70
Roofoods, Series F, Acquisition Date: 9/12/17, Cost: $303
(1)(3)(4)	857	333
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $13
(1)(3)(4)	30	12
		415
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost: $35
(1)(3)(4)	3,180	41
Allbirds, Series B, Acquisition Date: 10/10/18, Cost: $6 (1)(3)(4)	560	7
Allbirds, Series C, Acquisition Date: 10/9/18, Cost: $59 (1)(3)(4)	5,340	69

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost: $19
(1)(3)(4)	1,710	22
		139
Total Consumer Discretionary		1,818
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost: $221 (1)(3)(4)	11,951	395
Total Consumer Staples		395
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20, Cost:
$107 (1)(3)(4)	38,898	107
		107
Health Care Equipment & Supplies 0.0%
JAND, Series E, Acquisition Date: 3/9/18, Cost: $141 (1)(3)(4)	8,963	220
JAND, Series F, Acquisition Date: 4/3/20, Cost: $257 (1)(3)(4)	13,191	324
		544
Total Health Care		651
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Stanley Black & Decker, Series C, STEP, 5.00% (8)	147	175
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost: $20
(1)(3)(4)	2,098	20
Xometry, Series B, Acquisition Date: 7/20/20, Cost: $7 (1)(3)(4)	720	7
Xometry, Series C, Acquisition Date: 7/20/20, Cost: $7 (1)(3)(4)	748	7
Xometry, Series D, Acquisition Date: 7/20/20, Cost: $6 (1)(3)(4)	581	6
Xometry, Series E, Acquisition Date: 7/20/20, Cost: $57
(1)(3)(4)	4,201	57
		272
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost: $148
(1)(3)(4)	20,804	208

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Convoy, Series D, Acquisition Date: 10/30/19, Cost: $224
(1)(3)(4)	16,522	166
		374
Total Industrials & Business Services		646
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost: $-
(1)(3)(4)	7	—
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost: $87
(1)(3)(4)	3,321	113
		113
Software 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost: $67 (1)(3)(4)	4,912	110
Checkr, Series D, Acquisition Date: 9/6/19, Cost: $263 (1)(3)(4)	8,682	194
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost: $70
(1)(3)(4)	4,790	70
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost: $54 (1)(3)(4)	23,742	51
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost:
$126 (1)(3)(4)	4,012	199
Toast, Series B, Acquisition Date: 9/14/18, Cost: $3 (1)(3)(4)	169	7
Toast, Series D, Acquisition Date: 6/27/18, Cost: $214 (1)(3)(4)	12,364	495
Toast, Series F, Acquisition Date: 2/14/20, Cost: $60 (1)(3)(4)	1,312	52
		1,178
Total Information Technology		1,291
Utilities 0.0%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22	26,560	1,202
Total Utilities		1,202
Total Convertible Preferred Stocks (Cost $5,283)		6,003

CORPORATE BONDS 2.8%

AbbVie, 2.95%, 11/21/26 (9)	960,000	1,055
AbbVie, 4.05%, 11/21/39 (9)	355,000	416
AbbVie, 4.875%, 11/14/48	412,000	525

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Adani Electricity Mumbai, 3.949%, 2/12/30	550,000	550
AerCap Ireland Capital, 3.50%, 5/26/22	150,000	151
AerCap Ireland Capital, 4.875%, 1/16/24	435,000	446
AerCap Ireland Capital, 6.50%, 7/15/25	155,000	168
AES Gener, VR, 7.125%, 3/26/79 (10)	400,000	428
Aflac, 3.60%, 4/1/30	70,000	82
AIA Group, 3.90%, 4/6/28 (9)	490,000	554
AIB Group, VR, 4.263%, 4/10/25 (9)(10)	210,000	227
Alexandria Real Estate Equities, 1.875%, 2/1/33	120,000	119
Alexandria Real Estate Equities, 3.375%, 8/15/31	185,000	209
Alexandria Real Estate Equities, 3.45%, 4/30/25	180,000	200
Alexandria Real Estate Equities, 3.95%, 1/15/28	280,000	322
Altria Group, 5.80%, 2/14/39	50,000	64
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25	1	—
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	77,904	54
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	325,491	305
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	128,444	87
American Campus Communities Operating Partnership, 2.85%,
2/1/30	390,000	388
American Campus Communities Operating Partnership, 3.30%,
7/15/26	95,000	101
American Campus Communities Operating Partnership,
3.625%, 11/15/27	215,000	228
Anthem, 2.25%, 5/15/30	125,000	129
Apple, 1.65%, 5/11/30	195,000	202
APT Pipelines, 4.25%, 7/15/27 (9)	520,000	585
Arrow Electronics, 4.00%, 4/1/25	230,000	248
AT&T, 2.25%, 2/1/32	165,000	166
AT&T, 2.30%, 6/1/27	190,000	201
AT&T, 2.75%, 6/1/31	715,000	756
AT&T, 3.65%, 6/1/51	195,000	204
AT&T, 4.30%, 2/15/30	135,000	161
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AT&T, 4.50%, 3/9/48	335,000	393
Ausgrid Finance, 3.85%, 5/1/23 (9)	135,000	142
Ausgrid Finance, 4.35%, 8/1/28 (9)	205,000	234
Avnet, 3.75%, 12/1/21	270,000	277
Avolon Holdings Funding, 3.95%, 7/1/24 (9)	445,000	410
Avolon Holdings Funding, 4.375%, 5/1/26 (9)	130,000	117
Baidu, 2.875%, 7/6/22	460,000	475
Baidu, 3.625%, 7/6/27 (5)	450,000	496
Baidu, 3.875%, 9/29/23	255,000	275
Banco Santander, 3.49%, 5/28/30	200,000	220
Banco Santander Chile, 3.875%, 9/20/22 (9)	150,000	159
Bangkok Bank, VR, 3.733%, 9/25/34 (10)	650,000	656
Bank of America, 3.248%, 10/21/27	475,000	528
Bank of America, VR, 1.898%, 7/23/31 (10)	225,000	226
Bank of America, VR, 2.592%, 4/29/31 (10)	265,000	281
Bank of America, VR, 2.676%, 6/19/41 (10)	205,000	209
Bank of America, VR, 3.559%, 4/23/27 (10)	95,000	107
Bank of America, VR, 4.271%, 7/23/29 (10)	820,000	968
Bank of America, Series L, 3.95%, 4/21/25	635,000	714
Barclays, VR, 2.852%, 5/7/26 (10)	300,000	317
Barclays, VR, 3.932%, 5/7/25 (10)	235,000	255
Barclays, VR, 4.61%, 2/15/23 (10)	230,000	242
Barclays Bank, 5.14%, 10/14/20	400,000	402
BAT Capital, 3.222%, 8/15/24	165,000	178
BAT Capital, 3.557%, 8/15/27	665,000	723
Bayer U. S. Finance II, 3.875%, 12/15/23 (9)	355,000	389
BBVA Bancomer, 4.375%, 4/10/24 (9)	300,000	325
BBVA Bancomer, VR, 5.125%, 1/18/33 (10)	600,000	577
Becton Dickinson & Company, 2.823%, 5/20/30	125,000	136
Becton Dickinson & Company, 2.894%, 6/6/22	89,000	92
Becton Dickinson & Company, 3.363%, 6/6/24	285,000	309
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Becton Dickinson & Company, 3.70%, 6/6/27	610,000	689
Becton Dickinson & Company, 3.734%, 12/15/24	145,000	161
Becton Dickinson & Company, 3.794%, 5/20/50	175,000	198
Becton Dickinson & Company, 4.669%, 6/6/47	170,000	210
BNP Paribas, VR, 3.052%, 1/13/31 (9)(10)	375,000	405
Boardwalk Pipelines, 3.40%, 2/15/31	235,000	237
Boardwalk Pipelines, 4.45%, 7/15/27	40,000	44
Boardwalk Pipelines, 4.95%, 12/15/24	175,000	190
Boardwalk Pipelines, 5.95%, 6/1/26	250,000	294
Booking Holdings, 4.10%, 4/13/25	85,000	96
Booking Holdings, 4.50%, 4/13/27	90,000	106
Booking Holdings, 4.625%, 4/13/30	100,000	120
Boral Finance, 3.00%, 11/1/22 (9)	30,000	31
Boral Finance, 3.75%, 5/1/28 (9)	855,000	850
Boston Properties, 2.75%, 10/1/26	153,000	165
Boston Properties, 3.20%, 1/15/25	245,000	265
Boston Properties, 3.25%, 1/30/31	100,000	109
Boston Properties, 3.65%, 2/1/26	155,000	173
Braskem Finance, 7.375% (8)	293,000	294
Brixmor Operating Partnership, 3.65%, 6/15/24	134,000	140
Brixmor Operating Partnership, 3.85%, 2/1/25	285,000	302
Brixmor Operating Partnership, 4.05%, 7/1/30	70,000	75
Brixmor Operating Partnership, 4.125%, 5/15/29	445,000	477
Cameron LNG, 2.902%, 7/15/31 (9)	90,000	98
Cameron LNG, 3.302%, 1/15/35 (9)	95,000	107
Cameron LNG, 3.701%, 1/15/39 (9)	75,000	83
Capital One Financial, 0.80%, 6/12/24 (EUR)	130,000	155
Capital One Financial, 3.20%, 1/30/23	35,000	37
Capital One Financial, 3.30%, 10/30/24	420,000	457
Capital One Financial, 3.75%, 3/9/27	775,000	861
Capital One Financial, 3.80%, 1/31/28	110,000	123
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Capital One Financial, 3.90%, 1/29/24	565,000	615
Cardinal Health, 3.75%, 9/15/25	205,000	230
Cardinal Health, 4.50%, 11/15/44	50,000	55
Cardinal Health, 4.90%, 9/15/45	50,000	59
CC Holdings, 3.849%, 4/15/23	615,000	663
Charter Communications Operating, 2.80%, 4/1/31	260,000	274
Charter Communications Operating, 3.75%, 2/15/28	175,000	195
Charter Communications Operating, 4.20%, 3/15/28	310,000	355
Charter Communications Operating, 4.908%, 7/23/25	515,000	599
Charter Communications Operating, 6.484%, 10/23/45	50,000	67
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (9)	225,000	237
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	70,000	79
Cigna, 3.40%, 3/15/50	270,000	288
Cigna, 4.50%, 2/25/26	235,000	275
Cigna, 4.80%, 8/15/38	305,000	381
Citigroup, VR, 3.106%, 4/8/26 (10)	215,000	233
CNO Financial Group, 5.25%, 5/30/25	294,000	335
Comcast, 2.80%, 1/15/51	940,000	940
Comcast, 3.25%, 11/1/39	500,000	552
Comcast, 3.95%, 10/15/25	65,000	75
Comcast, 4.70%, 10/15/48	200,000	268
Concho Resources, 2.40%, 2/15/31	45,000	44
Continental Resources, 4.375%, 1/15/28	65,000	62
Country Garden Holdings, 5.125%, 1/17/25	200,000	209
Country Garden Holdings, 6.15%, 9/17/25	300,000	329
Credit Suisse, 2.95%, 4/9/25	290,000	318
Credit Suisse Group, VR, 2.193%, 6/5/26 (9)(10)	310,000	320
Credit Suisse Group, VR, 2.593%, 9/11/25 (9)(10)	385,000	402
Credit Suisse Group, VR, 4.194%, 4/1/31 (9)(10)	295,000	344
Crown Castle Towers, 3.663%, 5/15/25 (9)	355,000	374
CVS Health, 1.30%, 8/21/27	180,000	179

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CVS Health, 2.70%, 8/21/40	70,000	68
CVS Health, 3.625%, 4/1/27	45,000	51
CVS Health, 4.10%, 3/25/25	125,000	142
CVS Health, 4.25%, 4/1/50	310,000	369
CVS Health, 5.05%, 3/25/48	310,000	402
CVS Health, 5.125%, 7/20/45	10,000	13
Danske Bank, 2.00%, 9/8/21 (9)	255,000	259
Danske Bank, 2.70%, 3/2/22 (9)	365,000	376
Danske Bank, VR, 3.001%, 9/20/22 (9)(10)	260,000	265
Danske Bank, VR, 3.244%, 12/20/25 (9)(10)	260,000	278
Diamondback Energy, 2.875%, 12/1/24	380,000	391
Diamondback Energy, 3.25%, 12/1/26	260,000	266
Diamondback Energy, 3.50%, 12/1/29	260,000	264
Discover Financial Services, 3.75%, 3/4/25	320,000	349
Discover Financial Services, 4.10%, 2/9/27	225,000	250
Ecolab, 4.80%, 3/24/30	20,000	25
Edison International, 4.95%, 4/15/25	15,000	17
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	325,000	351
Enel Chile, 4.875%, 6/12/28	390,000	470
Enel Finance International, 2.75%, 4/6/23 (9)	455,000	475
Energy Transfer Operating, 2.90%, 5/15/25	90,000	92
Energy Transfer Operating, 4.50%, 4/15/24	50,000	54
Energy Transfer Operating, 4.95%, 6/15/28	80,000	86
Energy Transfer Operating, 5.00%, 5/15/50	45,000	43
Energy Transfer Operating, 5.25%, 4/15/29	115,000	125
Energy Transfer Operating, 5.50%, 6/1/27	35,000	39
Energy Transfer Operating, 5.875%, 1/15/24	465,000	516
Energy Transfer Operating, 6.00%, 6/15/48	145,000	150
Energy Transfer Operating, 6.25%, 4/15/49	395,000	414
Eni, Series X-R, 4.75%, 9/12/28 (9)	360,000	416
Essex Portfolio, 3.375%, 4/15/26	170,000	187

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND
	Shares/Par	$ Value
(Cost and value in $000s)
Falabella, 4.375%, 1/27/25 (5)	500,000	537
Fidelity National Financial, 4.50%, 8/15/28	145,000	166
Fifth Third Bancorp, 2.55%, 5/5/27	80,000	87
FirstEnergy, Series B, 2.25%, 9/1/30	30,000	30
FirstEnergy, Series B, 3.90%, 7/15/27	500,000	547
FirstEnergy Transmission, 4.35%, 1/15/25 (9)	385,000	419
Fiserv, 1.125%, 7/1/27 (EUR)	280,000	343
Fox, 3.05%, 4/7/25	15,000	16
GE Capital International Funding, 3.373%, 11/15/25	535,000	568
General Electric, Series D, VR, 5.00% (8)(10)	101,000	79
General Motors Financial, 3.20%, 7/6/21	30,000	30
General Motors Financial, 4.00%, 10/6/26	100,000	108
General Motors Financial, 4.20%, 3/1/21	70,000	71
General Motors Financial, 4.35%, 4/9/25	165,000	180
General Motors Financial, 5.10%, 1/17/24	285,000	313
GLP Capital, 3.35%, 9/1/24	60,000	61
Goldman Sachs Group, 3.50%, 11/16/26	230,000	256
Hasbro, 3.00%, 11/19/24	250,000	263
Hasbro, 3.55%, 11/19/26	120,000	126
Healthcare Realty Trust, 3.625%, 1/15/28	260,000	277
Healthpeak Properties, 2.875%, 1/15/31	35,000	37
Healthpeak Properties, 3.25%, 7/15/26	30,000	33
Healthpeak Properties, 3.50%, 7/15/29	35,000	39
Heathrow Funding, 4.875%, 7/15/21 (9)	175,000	179
Highwoods Realty, 3.05%, 2/15/30	350,000	363
Highwoods Realty, 4.125%, 3/15/28	110,000	121
HSBC Holdings, 3.90%, 5/25/26	310,000	350
HSBC Holdings, VR, 2.099%, 6/4/26 (10)	390,000	398
HSBC Holdings, VR, 3.262%, 3/13/23 (10)	275,000	286
Humana, 3.85%, 10/1/24	190,000	210
Humana, 4.50%, 4/1/25	150,000	173

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Humana, 4.875%, 4/1/30	110,000	138
Hyundai Capital America, 2.375%, 2/10/23 (9)	245,000	251
Intercontinental Exchange, 0.70%, 6/15/23	40,000	40
Intercontinental Exchange, 1.85%, 9/15/32	190,000	192
Intercontinental Exchange, 2.65%, 9/15/40	150,000	152
JPMorgan Chase, VR, 2.083%, 4/22/26 (10)	490,000	514
JPMorgan Chase, VR, 2.182%, 6/1/28 (10)	295,000	306
JPMorgan Chase, VR, 2.522%, 4/22/31 (10)	250,000	267
JPMorgan Chase, VR, 2.739%, 10/15/30 (10)	185,000	199
JPMorgan Chase, VR, 2.956%, 5/13/31 (10)	880,000	943
JPMorgan Chase, VR, 3.54%, 5/1/28 (10)	120,000	135
Keysight Technologies, 4.60%, 4/6/27	140,000	165
Kilroy Realty, 3.45%, 12/15/24	470,000	495
Kinder Morgan, 5.625%, 11/15/23 (9)	122,000	138
Kinder Morgan Energy Partners, 3.50%, 3/1/21	30,000	30
Las Vegas Sands, 3.20%, 8/8/24	60,000	61
Las Vegas Sands, 3.50%, 8/18/26	95,000	97
Marsh & McLennan, 2.25%, 11/15/30	85,000	89
Micron Technology, 4.185%, 2/15/27	185,000	211
Micron Technology, 4.64%, 2/6/24	380,000	423
Micron Technology, 4.975%, 2/6/26	200,000	233
Micron Technology, 5.327%, 2/6/29	115,000	137
Mileage Plus Holdings, 6.50%, 6/20/27 (9)	215,000	224
Morgan Stanley, 3.75%, 2/25/23	530,000	572
Morgan Stanley, 4.00%, 7/23/25	1,035,000	1,184
Morgan Stanley, VR, 4.431%, 1/23/30 (10)	95,000	114
Natwest Group, 5.125%, 5/28/24	100,000	110
Natwest Group, 6.125%, 12/15/22	290,000	318
Natwest Group, VR, 3.498%, 5/15/23 (10)	245,000	255
Netflix, 4.625%, 5/15/29 (EUR)	290,000	407
NiSource, 0.95%, 8/15/25	125,000	125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
NiSource, 1.70%, 2/15/31	150,000	148
NiSource, 3.60%, 5/1/30	155,000	179
NRG Energy, 3.75%, 6/15/24 (9)	35,000	38
NRG Energy, 4.45%, 6/15/29 (9)	115,000	127
NXP, 2.70%, 5/1/25 (9)	20,000	21
NXP, 3.15%, 5/1/27 (9)	40,000	44
NXP, 5.35%, 3/1/26 (9)	105,000	125
Occidental Petroleum, 2.90%, 8/15/24	650,000	598
Omnicom Group, 3.65%, 11/1/24	75,000	83
Oracle, 2.80%, 4/1/27	195,000	214
Oracle, 2.95%, 4/1/30	315,000	352
Oracle, 3.60%, 4/1/50	415,000	463
Pacific Gas & Electric, 2.10%, 8/1/27	235,000	230
Pacific Gas & Electric, 2.50%, 2/1/31	265,000	255
Pacific Gas & Electric, 3.30%, 8/1/40	225,000	212
Pacific Gas & Electric, 3.95%, 12/1/47	155,000	146
Pacific Gas & Electric, 4.55%, 7/1/30	245,000	268
PerkinElmer, 3.30%, 9/15/29	215,000	237
Perrigo Finance Unlimited, 3.15%, 6/15/30	235,000	246
Perrigo Finance Unlimited, 4.375%, 3/15/26	400,000	447
Prologis, 1.25%, 10/15/30	85,000	83
Regency Centers, 3.60%, 2/1/27	660,000	710
Regency Centers, 3.70%, 6/15/30	70,000	77
Reynolds American, 4.45%, 6/12/25	175,000	199
Reynolds American, 5.85%, 8/15/45	130,000	161
Roper Technologies, 2.00%, 6/30/30	45,000	46
Ross Stores, 4.80%, 4/15/30	55,000	66
Ross Stores, 5.45%, 4/15/50	95,000	122
Sabine Pass Liquefaction, 4.50%, 5/15/30 (9)	40,000	46
Sabine Pass Liquefaction, 5.00%, 3/15/27	545,000	620
Sabine Pass Liquefaction, 5.875%, 6/30/26	15,000	18

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (10)	335,000	335
SBA Tower Trust, 2.328%, 1/15/28 (9)	40,000	40
SBA Tower Trust, 2.836%, 1/15/25 (9)	340,000	353
SBA Tower Trust, 3.168%, 4/11/22 (9)	280,000	283
SBA Tower Trust, 3.448%, 3/15/23 (9)	125,000	131
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24 (9)	290,000	300
Simon Property Group, 2.65%, 7/15/30	185,000	185
Simon Property Group, 3.30%, 1/15/26	40,000	44
Simon Property Group, 3.375%, 10/1/24	450,000	487
Simon Property Group, 3.50%, 9/1/25	100,000	110
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (9)	210,000	218
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (9)	245,000	258
Southern, 3.25%, 7/1/26	260,000	290
Standard Chartered, VR, 4.644%, 4/1/31 (9)(10)	490,000	576
Suncor Energy, 2.80%, 5/15/23	30,000	32
Suncor Energy, 3.10%, 5/15/25	45,000	49
Synchrony Financial, 4.25%, 8/15/24	45,000	48
Synchrony Financial, 4.375%, 3/19/24	65,000	70
T-Mobile USA, 2.05%, 2/15/28 (9)	120,000	123
T-Mobile USA, 3.75%, 4/15/27 (9)	750,000	849
T-Mobile USA, 3.875%, 4/15/30 (9)	200,000	228
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	100,000	119
Thermo Fisher Scientific, 1.75%, 4/15/27 (EUR)	100,000	129
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)	100,000	137
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	90,000	101
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	130,000	153
Transurban Finance, 3.375%, 3/22/27 (9)	255,000	272
Transurban Finance, 4.125%, 2/2/26 (9)	55,000	61
Trinity Acquisition, 4.40%, 3/15/26	195,000	225
U. S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	181,405	145
U. S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	77,095	64

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UBS Group, VR, 2.859%, 8/15/23 (9)(10)	345,000	359
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28	80,000	67
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	50,000	46
UnitedHealth Group, 2.00%, 5/15/30	285,000	298
UnitedHealth Group, 2.75%, 5/15/40	440,000	464
UnitedHealth Group, 2.90%, 5/15/50	155,000	163
UnitedHealth Group, 3.50%, 8/15/39	80,000	91
UnitedHealth Group, 4.45%, 12/15/48	25,000	33
Vanke Real Estate Hong Kong, 5.35%, 3/11/24	500,000	559
VEREIT Operating Partnership, 3.40%, 1/15/28	130,000	135
VEREIT Operating Partnership, 3.95%, 8/15/27	230,000	245
VEREIT Operating Partnership, 4.60%, 2/6/24	385,000	412
VEREIT Operating Partnership, 4.625%, 11/1/25	320,000	354
VEREIT Operating Partnership, 4.875%, 6/1/26	250,000	278
Verizon Communications, 4.522%, 9/15/48	150,000	197
Verizon Communications, 4.672%, 3/15/55	79,000	108
Verizon Communications, 4.75%, 11/1/41	55,000	73
Verizon Communications, 5.012%, 4/15/49	175,000	245
Vistra Operations, 3.55%, 7/15/24 (9)	405,000	429
Vistra Operations, 3.70%, 1/30/27 (9)	565,000	593
Vistra Operations, 4.30%, 7/15/29 (9)	375,000	407
Vodafone Group, 4.125%, 5/30/25	230,000	263
Vodafone Group, 4.875%, 6/19/49	270,000	335
Vodafone Group, 5.25%, 5/30/48	500,000	643
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	100,000	124
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	100,000	129
Volkswagen Group of America Finance, 2.85%, 9/26/24 (9)	250,000	267
Volkswagen Group of America Finance, 3.20%, 9/26/26 (9)	785,000	866
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	110,000	135
Wells Fargo, 4.30%, 7/22/27	175,000	201
Wells Fargo, VR, 2.188%, 4/30/26 (10)	150,000	157

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Wells Fargo, VR, 2.393%, 6/2/28 (10)	670,000	699
Wells Fargo, VR, 2.572%, 2/11/31 (10)	295,000	309
Wells Fargo, VR, 2.879%, 10/30/30 (10)	500,000	537
Wells Fargo, VR, 3.068%, 4/30/41 (10)	435,000	462
Westlake Chemical, 1.625%, 7/17/29 (EUR)	100,000	116
Williams, 3.90%, 1/15/25	490,000	538
Williams, 4.00%, 9/15/25	495,000	553
Williams, 4.30%, 3/4/24	10,000	11
Williams, 4.55%, 6/24/24	335,000	375
Williams, 4.85%, 3/1/48	115,000	134
Willis North America, 3.60%, 5/15/24	270,000	294
Woodside Finance, 3.65%, 3/5/25 (9)	240,000	254
Woodside Finance, 3.70%, 9/15/26 (9)	195,000	209
Woodside Finance, 3.70%, 3/15/28 (9)	515,000	548
WPP Finance 2010, 3.75%, 9/19/24	530,000	580
Total Corporate Bonds (Cost $81,800)		86,756

ASSET-BACKED SECURITIES 0.5%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	225,000	228
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	80,000	83
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (9)	335,000	290
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (9)	145,000	148
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (9)	295,000	313
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (9)	240,000	252
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (9)	330,000	332
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class C
3.02%, 8/20/26 (9)	380,000	361
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/20/28 (9)	266,980	265
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.775%, 4/15/29 (9)	250,000	244
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.202%, 7/18/27 (9)	247,073	245
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.247%, 7/28/28 (9)	595,000	591
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26	500,000	504
Carmax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26	300,000	303
CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/27 (9)	250,000	249
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	30,000	30
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.322%, 10/20/28 (9)	435,000	432
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (9)	130,000	136
Dryden
Series 2020-86A, Class A, CLO, FRN
3M USD LIBOR + 1.65%, 1.884%, 7/17/30 (9)	585,000	585
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (9)	13,768	14
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (9)	255,000	258
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (9)	90,000	91
GM Financial Consumer Automobile Receivables Trust
Series 2019-4, Class B
2.04%, 2/18/25	150,000	156
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/28 (9)	345,000	344
Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 1.358%, 10/22/25 (9)	48,912	49
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (9)	191,588	192
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (9)	245,625	251
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (9)	34,070	35
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (9)	143,636	148
Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	175,000	177
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26	205,000	206
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (9)	258,050	265
Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (9)	53,350	54
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.605%, 10/15/32 (9)	635,000	634
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.575%, 7/15/32 (9)	250,000	249
Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.36%, 11/15/28 (9)	250,000	249
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.545%, 10/25/32 (9)	465,000	464
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (9)	113,147	115
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (9)	127,905	133
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (9)	14,085	14
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (9)	79,219	80
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (9)	370,000	382
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (9)	192,267	194
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.915%, 3/26/68 (9)	134,179	133
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.402%, 10/19/31 (9)	250,000	248
Neuberger Berman XIX
Series 2015-19A, Class A2R2, CLO, FRN
3M USD LIBOR + 1.15%, 1.425%, 7/15/27 (9)	625,000	604
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 1/15/28 (9)	299,674	298
OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 2.07%, 7/20/31 (9)	250,000	251
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 7/15/27 (9)	240,765	239
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.283%, 7/17/29 (9)	246,844	243
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (9)	367,220	365
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.904%, 7/15/31 (9)	260,000	260
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (9)	325,000	331
Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (9)	10,458	10
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (9)	175,000	175
SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 1.945%, 7/25/23	93,190	92
SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 1.745%, 4/25/23	90,368	89
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (9)	59,824	61
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.112%, 8/16/32 (9)	240,000	244
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (9)	50,417	52
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (9)	438,095	447
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (9)	223,754	229
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (9)	198,390	210
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 0.882%, 1/15/37 (9)	88,173	87
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (9)	243,273	256
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.155%, 4/15/28 (9)	481,989	478
Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (9)	324,225	332
Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (9)	195,000	198
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.332%, 10/20/29 (9)	285,000	281
Total Asset-Backed Securities (Cost $16,515)		16,558

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.2%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 1.042%, 9/15/34 (9)	167,534	167
Angel Oak Mortgage Trust
Series 2019-3, Class A2, CMO, ARM
3.136%, 5/25/59 (9)	170,123	172
Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (9)	167,190	169
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (9)	240,386	242
Angel Oak Mortgage Trust
Series 2020-5, Class A3, CMO, ARM
2.041%, 5/25/65 (9)	120,000	120

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (9)	229,793	232
Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 4/15/35 (9)	180,000	166
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.562%, 4/15/35 (9)	85,000	76
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.092%, 12/15/36 (9)	420,000	395
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 9/15/32 (9)	120,000	112
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 1.962%, 9/15/32 (9)	145,000	130
BANK
Series 2019-BN21, Class C
3.517%, 10/17/52	110,000	97
BANK
Series 2019-BN22, Class D
2.50%, 11/15/62 (9)	215,000	161
BANK
Series 2019-BN23, Class B
3.455%, 12/15/52	635,000	692
BANK
Series 2020-BN25, Class AS
2.841%, 1/15/63	90,000	96
Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.322%, 11/25/34 (9)	135,000	125
Barclays Commercial Mortgage Trust
Series 2020-C6, Class AS
2.84%, 2/15/53	100,000	106
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (9)	105,401	106
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (9)	41,831	43
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (9)	144,652	147
BBCCRE Trust
Series 2015-GTP, Class C, ARM
4.70%, 8/10/33 (9)	340,000	345
BBCMS Mortgage Trust
Series 2020-C7, Class C, ARM
3.605%, 4/15/53	315,000	323
Benchmark Mortgage Trust
Series 2018-B1, Class AM, ARM
3.878%, 1/15/51	130,000	148
Benchmark Mortgage Trust
Series 2019-B13, Class AM
3.183%, 8/15/57	165,000	179
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 1.162%, 4/15/34 (9)	305,000	293
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.795%, 11/15/52	145,000	138
Century Plaza Towers
Series 2019-CPT, Class D, ARM
3.097%, 11/13/39 (9)	250,000	250
CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (9)	134,953	138
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48	55,000	59
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class AS
3.764%, 10/12/50	260,000	290
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	260,000	290
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.828%, 3/10/51	145,000	139
Citigroup Commercial Mortgage Trust
Series 2020-555, Class B
2.829%, 12/10/41 (9)	120,000	121
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (9)	100,000	99
COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (9)	70,933	71
COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (9)	102,129	104
COLT Mortgage Loan Trust
Series 2018-4, Class A2, CMO, ARM
4.108%, 12/28/48 (9)	84,558	86
COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (9)	166,110	168
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (9)	148,193	148
COLT Mortgage Loan Trust
Series 2020-3, Class A3, CMO, ARM
2.38%, 4/27/65 (9)	234,288	235
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	205,000	225
Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	120,000	132
Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.48%, 7/10/48	210,000	223
Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.53%, 7/10/50	105,000	111
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49	131,399	140
Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	100,000	112
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (9)	480,000	508
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Commercial Mortgage Trust
Series 2017-PANW, Class B, ARM
3.528%, 10/10/29 (9)	170,000	179
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.525%, 9/25/29	353,834	348
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 11/25/29	380,436	372
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.175%, 2/25/30	217,732	214
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 8/25/30	161,366	157
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 1/25/40 (9)	133,925	133
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 1.762%, 5/15/36 (9)	280,000	275
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (9)	125,000	129
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52	140,000	153
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52	165,000	171
DBCG Mortgage Trust
Series 2017-BBG, Class A, ARM
1M USD LIBOR + 0.70%, 0.862%, 6/15/34 (9)	360,000	356
DC Office Trust
Series 2019-MTC, Class D, ARM
3.174%, 9/15/45 (9)	285,000	275
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (9)	93,456	95
Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (9)	120,000	121
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (9)	130,449	131
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (9)	189,450	190
FirstKey Mortgage Trust
Series 2014-1, Class B2, CMO, ARM
4.011%, 11/25/44 (9)	85,796	87
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 3/25/50 (9)	124,757	124
FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
4.063%, 2/25/25 (9)	345,000	371
FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.61%, 11/25/52 (9)	245,000	267
FREMF Mortgage Trust
Series 2019-K736, Class B, ARM
3.884%, 7/25/26 (9)	295,000	321
FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.337%, 5/25/52 (9)	105,000	120
FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.862%, 10/25/52 (9)	170,000	189
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (9)	96,843	100
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (9)	375,750	382
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (9)	113,168	117
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (9)	79,429	80
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (9)	226,941	231
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (9)	240,699	243
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (9)	307,833	312
Goldman Sachs Mortgage Securities Trust
Series 2015-GC28, Class AS
3.759%, 2/10/48	180,000	195
Goldman Sachs Mortgage Securities Trust
Series 2017-GS8, Class C, ARM
4.481%, 11/10/50	480,000	475
Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class A4
3.16%, 7/10/52	465,000	521
Goldman Sachs Mortgage Securities Trust
Series 2019-GSA1, Class B
3.511%, 11/10/52	390,000	404
Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class C, ARM
1M USD LIBOR + 1.30%, 1.462%, 6/15/36 (9)	355,000	341
Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.452%, 7/25/44 (9)	15,974	16
Goldman Sachs Mortgage-Backed Securities Trust
Series 2019-PJ1, Class A8, CMO, ARM
4.00%, 8/25/49 (9)	200,000	206
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
3.00%, 8/25/50 (9)	509,575	524
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.196%, 12/15/36 (9)	225,000	217
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.095%, 12/15/36 (9)	190,000	174
Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 0.932%, 12/15/34 (9)	375,000	359
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (9)	167,788	170
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Homeward Opportunities Fund I Trust
Series 2019-1, Class A2, CMO, ARM
3.556%, 1/25/59 (9)	107,995	109
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (9)	188,991	191
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (9)	166,747	168
Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (9)	168,829	168
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (9)	201,779	202
Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, ARM
3.38%, 7/10/39 (9)	205,000	224
Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.558%, 7/10/39 (9)	220,000	227
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 0.862%, 1/15/33 (9)	125,000	122
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.25%, 1.412%, 1/15/33 (9)	375,000	363
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C19, Class AS, ARM
4.243%, 4/15/47	125,000	135
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class AS
3.056%, 8/15/49	165,000	176
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (9)	80,000	85
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (9)	119,942	124

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (9)	200,555	205
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (9)	232,644	240
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (9)	117,785	122
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (9)	265,016	273
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (9)	29,384	30
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (9)	101,599	104
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300A
3.749%, 8/15/31	125,000	131
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	55,000	61
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	175,000	193
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.166%, 5/15/48	25,000	28
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 11/15/34 (9)	240,000	224
MSCG Trust
Series 2018-SELF, Class A, ARM
1M USD LIBOR + 0.90%, 1.062%, 10/15/37 (9)	235,000	233
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (9)	161,296	164
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (9)	164,104	165
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (9)	159,078	162
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (9)	66,960	68
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (9)	383,354	393
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (9)	231,157	236
OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (9)	160,176	167
OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (9)	138,660	142
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (9)	167,142	172
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/60 (9)	81,076	80
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (9)	414,057	424
Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (9)	295,000	230
RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 1.312%, 3/15/36 (9)	17,199	16
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (9)	55,725	55
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.483%, 4/25/43	265,991	271
Sequoia Mortgage Trust
Series 2017-5, Class B1, CMO, ARM
3.827%, 8/25/47 (9)	120,385	124
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (9)	143,221	146
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (9)	44,506	46
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (9)	128,626	131
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (9)	103,429	106
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (9)	174,410	176
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (9)	130,316	134
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (9)	164,766	167
Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (9)	159,192	162
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (9)	130,085	133
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (9)	255,506	259
Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 1.55%, 1.725%, 7/25/50 (9)	130,000	130
Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 2.375%, 9/25/24	49,203	49
Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 2.025%, 10/25/27	17,287	17
Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M3, CMO, ARM
1M USD LIBOR + 4.70%, 4.875%, 4/25/28	236,436	246
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 2.125%, 5/25/25	43,881	44
Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 1.35%, 1.525%, 3/25/29	21,293	21
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 10/25/29	193,062	193
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 3/25/30	380,000	381
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 1.225%, 7/25/30	243,202	238
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.975%, 12/25/30 (9)	48,880	49
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 9/25/48 (9)	213	—
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 9/25/30	175,460	168
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.425%, 2/25/47 (9)	173,138	168
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.811%, 5/25/48 (9)	44,310	44
Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.14%, 8/25/48 (9)	170,980	169
Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.675%, 6/25/50 (9)	150,000	150
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.658%, 8/25/50 (9)	300,000	300
Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (9)	21,688	22
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (9)	34,596	35
Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (9)	150,000	159
Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (9)	26,573	27
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (9)	38,339	39
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (9)	62,336	64
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (9)	111,379	114
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (9)	58,884	60
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (9)	41,713	43
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (9)	42,764	44
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 0.775%, 2/25/57 (9)	62,102	62
Towd Point Mortgage Trust
Series 2018-SJ1, Class A1, CMO, ARM
4.00%, 10/25/58 (9)	103,994	105
Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (9)	104,897	106
Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (9)	157,087	161
Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (9)	46,303	46
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (9)	183,176	185
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (9)	185,464	189
Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (9)	349,104	355
Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (9)	118,070	120
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (9)	202,755	207
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (9)	161,713	165
Verus Securitization Trust
Series 2019-INV2, Class A2, CMO, ARM
3.117%, 7/25/59 (9)	253,170	258
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (9)	299,187	305
Verus Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
3.889%, 3/25/60 (9)	100,000	104
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (9)	175,391	176
Vista Point Securitization Trust
Series 2020-2, Class M1, CMO, ARM
3.401%, 4/25/65 (9)	145,000	145
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class C, ARM
4.357%, 6/15/48	460,000	428
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.437%, 7/15/58	40,000	37
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class AS
3.184%, 7/15/48	370,000	395
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class B, ARM
3.917%, 7/15/50	425,000	451
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	615,000	650
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class B, ARM
3.514%, 10/15/52	180,000	190
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class C
3.81%, 12/15/52	125,000	122
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (9)	365,000	363
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class B, ARM
2.786%, 9/15/31 (9)	105,000	101
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class B
3.139%, 2/15/53	395,000	399
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, ARM
4.342%, 3/15/45	310,000	313
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class AS
4.271%, 3/15/47	165,000	179
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	48,000	51
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class AS, ARM
4.069%, 9/15/57	230,000	250
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (9)	230,000	254

Total Non-U.S. Government Mortgage-Backed Securities (Cost $36,486)		36,787

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.2%
U. S. GOVERNMENT AGENCY OBLIGATIONS 0.9% (11)
Federal Home Loan Mortgage
2.50%, 4/1/30	132,654	141
3.00%, 12/1/42 - 2/1/47	927,633	990
3.50%, 8/1/42 - 3/1/46	1,037,591	1,126
4.00%, 10/1/40 - 12/1/41	255,769	281
4.50%, 9/1/23 - 5/1/42	353,482	395
5.00%, 1/1/24 - 8/1/40	101,441	114
5.50%, 11/1/21 - 1/1/40	178	—
6.00%, 10/1/21 - 8/1/38	63,011	73
6.50%, 3/1/32 - 9/1/32	26,512	29
7.00%, 6/1/32	489	1
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 2.725%, 7/1/35	1,819	2
12M USD LIBOR + 1.746%, 3.745%, 2/1/37	12,432	13
12M USD LIBOR + 1.865%, 3.864%, 2/1/37	9,567	10
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	5,467	5
12M USD LIBOR + 1.785%, 4.035%, 9/1/32	167	—
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	213,638	33
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 6/1/50	1,414,677	1,505
3.50%, 6/1/33	118,283	125
4.00%, 1/1/50 - 2/1/50	869,470	927
4.50%, 5/1/50	96,655	105
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46	81,295	86
3.50%, 6/1/42 - 5/1/46	977,805	1,059
4.00%, 11/1/40	284,869	310
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.77%, 3.77%, 12/1/35	802	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
12M USD LIBOR + 1.892%, 3.852%, 12/1/35	2,032	2
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	139,921	143
Federal National Mortgage Assn. , CMO, IO, 6.50%, 2/25/32	1,237	—
Federal National Mortgage Assn. , UMBS
2.50%, 8/1/30 - 5/1/32	313,220	334
3.00%, 1/1/27 - 7/1/50	5,107,761	5,500
3.50%, 4/1/31 - 7/1/50	3,861,840	4,128
4.00%, 11/1/40 - 1/1/50	2,635,017	2,868
4.50%, 12/1/20 - 5/1/50	1,215,035	1,346
5.00%, 9/1/23 - 11/1/44	624,525	718
5.50%, 9/1/23 - 9/1/41	462,156	542
6.00%, 6/1/21 - 1/1/41	392,734	463
6.50%, 7/1/32 - 5/1/40	127,748	150
UMBS, TBA
2.00%, 9/1/50 (12)	1,610,000	1,660
2.50%, 9/1/35 - 9/1/50 (12)	3,240,000	3,409
4.50%, 9/1/50 (12)	685,000	740
		29,334

U. S. GOVERNMENT OBLIGATIONS 0.3%
Government National Mortgage Assn.
3.00%, 9/15/42 - 7/20/50	2,401,020	2,506
3.50%, 12/20/42 - 4/20/48	2,444,673	2,635
4.00%, 7/20/42 - 1/20/48	1,195,553	1,293
4.50%, 11/20/39 - 10/20/49	678,630	743
5.00%, 7/20/39 - 7/20/48	771,826	861
5.50%, 1/20/36 - 3/20/49	453,643	511
6.00%, 12/20/38	28,601	33
6.50%, 3/15/26 - 12/20/33	1,299	2
8.00%, 4/15/22 - 10/20/25	550	—
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	176,999	185
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Government National Mortgage Assn. , CMO, IO
3.50%, 4/20/39 - 5/20/43	74,908	7
4.00%, 5/20/37 - 2/20/43	105,586	7
4.50%, 12/20/39	8,426	—
Government National Mortgage Assn. , TBA, 4.00%, 9/20/50
(12)	185,000	197
		8,980
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $37,148)		38,314

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 1.2%
U. S. TREASURY OBLIGATIONS 1.2%
U. S. Treasury Bonds, 2.00%, 2/15/50	865,000	973
U. S. Treasury Bonds, 2.375%, 11/15/49 (13)	2,830,000	3,437
U. S. Treasury Bonds, 3.00%, 2/15/49	913,500	1,242
U. S. Treasury Notes, 0.125%, 5/15/23	5,255,000	5,252
U. S. Treasury Notes, 0.25%, 5/31/25	5,265,000	5,263
U. S. Treasury Notes, 0.25%, 8/31/25	7,430,000	7,422
U. S. Treasury Notes, 0.50%, 3/15/23	4,000,000	4,036
U. S. Treasury Notes, 0.50%, 3/31/25	1,005,000	1,016
U. S. Treasury Notes, 1.50%, 2/15/30	940,000	1,011
U. S. Treasury Notes, 1.625%, 11/15/22 (13)	1,185,000	1,224
U. S. Treasury Notes, 1.625%, 12/15/22 (13)	7,780,000	8,045
		38,921

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$37,850)		38,921

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
CNAC HK Finbridge, 4.625%, 3/14/23	205,000	220
Perusahaan Listrik Negara, 4.00%, 6/30/50 (9)	300,000	304
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Saudi Arabian Oil, 3.50%, 4/16/29 (9)	550,000	606
Saudi Arabian Oil, 4.375%, 4/16/49 (9)	200,000	242
Syngenta Finance, 3.933%, 4/23/21 (9)	395,000	400
Total Foreign Government Obligations & Municipalities (Cost $1,656)		1,772

BOND MUTUAL FUNDS 6.2%
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.88%
(14)(15)	479	6
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.46% (14)(15)	4,083,255	33,809
T. Rowe Price Institutional Floating Rate Fund, 3.66% (14)(15)	2,001,850	18,998
T. Rowe Price Institutional High Yield Fund, 3.79% (14)(15)	4,091,795	35,108
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.20% (14)(15)	6,474,857	66,173
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.12% (14)(15)	17,499	91
T. Rowe Price U. S. Treasury Long-Term Fund - I Class, 1.10%
(14)(15)	2,784,886	42,442
Total Bond Mutual Funds (Cost $189,234)		196,627

EQUITY MUTUAL FUNDS 7.7%
T. Rowe Price Institutional Emerging Markets Equity Fund (14)	4,449,154	188,244
T. Rowe Price Real Assets Fund - I Class (14)	4,965,027	56,055
Total Equity Mutual Funds (Cost $189,810)		244,299
PRIVATE INVESTMENT COMPANIES 3.8%
Blackstone Partners Offshore Fund (1)(4)	100,359	120,077
Total Private Investment Companies (Cost $104,792)		120,077

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
MONEY MARKET FUNDS 2.9%
T. Rowe Price Treasury Reserve Fund, 0.14% (14)(16)	90,880,072	90,880
Total Short-Term Investments (Cost $90,880)		90,880
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.17% (14)(16)	828,833	8,288
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		8,288
Total Securities Lending Collateral (Cost $8,288)		8,288

Total Investments in Securities 100.6%
(Cost $2,186,417)		$3,169,750
Other Assets Less Liabilities (0.6)%		(18,608)
Net Assets 100.0%		$3,151,142

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $10,386 and represents 0.3% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this security is on loan at August 31, 2020.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8)	Perpetual security with no stated maturity date.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $59,871 and represents 1.9% of net assets.
(10)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(11)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(12)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $6,006 and represents 0.2% of net assets.
(13)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14)	Affiliated Companies
(15)	SEC 30-day yield
(16)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest-only security for which the fund receives interest on notional principal
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description	Contracts	Notional Amount	Value
S&P 500 Index, Call, 10/16/20 @ $3,500	564	197,417	$ (5,417)
Total Options Written (Premiums $(5,356))			$ (5,417)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts In 000s, except Market Price)
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, N. A. , Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $107.34*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	650	(13)	5	(18)
Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $130.00*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	25	—	—	—
Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $103.87*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	280	—	—	—
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Chile, 3.24%, 2/6/28, $111.78*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	825	18	(4)	22
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$158.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	700	(4)	(42)	38
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	684	3	(28)	31
BNP Paribas, Protection Sold (Relevant Credit:
Republic of Chile, 3.24%, 2/6/28, $111.78*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	498	11	(5)	16
Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $130.00*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	55	(1)	—	(1)
Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$158.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	257	(2)	(15)	13

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss
Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$103.87*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	235	—	—	—
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	116	1	(4)	5
HSBC Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	133	1	(7)	8
JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 2.65%, 1/11/21, $99.75*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	48	1	—	1
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$130.00*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	30	—	—	—
Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	1,202	5	(62)	67
Total Bilateral Credit Default Swaps, Protection Sold			(162)	182
Total Bilateral Swaps			(162)	182

* Market price at August 31, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S34, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25	21,755	404	(15)	419
Total Centrally Cleared Credit Default Swaps, Protection Sold				419
Net payments (receipts) of variation margin to date				(400)

Variation margin receivable (payable) on centrally cleared
swaps				$19

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Bank of America	11/20/20	EUR	104 USD	124	$ 1
Barclays Bank	10/23/20	GBP	190 USD	241	13
Barclays Bank	10/23/20	JPY	20,895 USD	195	2
Citibank	10/23/20	AUD	615 USD	434	20
Citibank	10/23/20	NOK	1,785 USD	195	9
Citibank	11/20/20	SEK	3,915 USD	451	1
Citibank	11/20/20	USD	1,418 EUR	1,194	(9)
Credit Suisse	10/23/20	CHF	220 USD	235	9
HSBC Bank	10/23/20	CAD	585 USD	434	14
HSBC Bank	10/23/20	NZD	360 USD	237	5
JPMorgan Chase	10/23/20	CHF	185 USD	200	5
JPMorgan Chase	10/23/20	GBP	155 USD	197	10
JPMorgan Chase	10/23/20	JPY	25,460 USD	238	3
JPMorgan Chase	10/23/20	NOK	2,230 USD	238	17
JPMorgan Chase	10/23/20	NZD	295 USD	197	2
State Street	10/23/20	AUD	90 USD	65	2
State Street	10/23/20	CAD	90 USD	68	1
State Street	10/23/20	CHF	55 USD	61	—
State Street	10/23/20	GBP	40 USD	52	1
State Street	10/23/20	JPY	6,985 USD	66	—
State Street	10/23/20	NOK	580 USD	65	2
State Street	10/23/20	NZD	105 USD	70	1
State Street	11/20/20	SEK	495 USD	57	—
Net unrealized gain (loss) on open forward
currency exchange contracts					$109

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 136 MSCI EAFE Index contracts	9/20	(12,921)	$(820)
Long, 362 S&P 500 E-Mini Index contracts	9/20	63,330	2,322
Long, 90 U.S. Treasury Long Bond contracts	12/20	15,815	(184)
Short, 45 U. S. Treasury Notes five year contracts	12/20	(5,671)	(5)
Long, 15 U. S. Treasury Notes ten year contracts	12/20	2,089	6
Long, 25 U. S. Treasury Notes two year contracts	12/20	5,524	1
Long, 48 Ultra U. S. Treasury Bonds contracts	12/20	10,603	(121)
Short, 79 Ultra U. S. Treasury Notes ten year contracts	12/20	(12,596)	12
Net payments (receipts) of variation margin to date			(1,085)

Variation margin receivable (payable) on open futures contracts			$126

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Inflation Protected
Bond Fund - I Class	$—	$—	$—
T. Rowe Price Institutional
Emerging Markets Bond Fund	—	2,815	336
T. Rowe Price Institutional
Emerging Markets Equity Fund	(354)	31,428	—
T. Rowe Price Institutional
Floating Rate Fund	(137)	501	187
T. Rowe Price Institutional High
Yield Fund	—	1,383	437
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	—	1,296	221
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class	—	3	—
T. Rowe Price Real Assets Fund
- I Class	(224)	6,167	—
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	—	(292)	153
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	38
Totals	$(715) #	$43,301	$1,372+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Affiliated Companies (Continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Inflation
Protected Bond Fund - I
Class	$6	$—	$ —	$ 6
T. Rowe Price Institutional
Emerging Markets Bond
Fund	30,160	834	—	33,809
T. Rowe Price Institutional
Emerging Markets Equity
Fund	169,570	—	12,754	188,244
T. Rowe Price Institutional
Floating Rate Fund	18,441	2,148	2,092	18,998
T. Rowe Price Institutional
High Yield Fund	30,330	3,395	—	35,108
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	52,157	12,720	—	66,173
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class	88	—	—	91
T. Rowe Price Real Assets
Fund - I Class	53,612	—	3,724	56,055
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	29,081	13,653	—	42,442
T. Rowe Price Short-Term
Fund	7,560	¤	¤	8,288
T. Rowe Price Treasury
Reserve Fund	54,644	¤	¤	90,880
Total				$ 540,094	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1,372 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $478,212.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Moderate Growth Allocation Fund (the fund), formerly the Personal Strategy Growth Fund is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 219,108	$ —	$ 219,108
Bond Mutual Funds	196,627	—	—	196,627
Common Stocks	1,741,542	539,941	2,985	2,284,468
Convertible Preferred Stocks	—	1,377	4,626	6,003
Equity Mutual Funds	244,299	—	—	244,299
Private Investment Companies	—	—	120,077	120,077
Securities Lending Collateral	8,288	—	—	8,288
Short-Term Investments	90,880	—	—	90,880
Total Securities	2,281,636	760,426	127,688	3,169,750
Swaps	—	59	—	59
Forward Currency Exchange Contracts	—	118	—	118
Futures Contracts	126	—	—	126
Total	$2,281,762	$ 760,603	$ 127,688	$ 3,170,053
Liabilities
Options Written	$—	$ 5,417	$ —	$ 5,417
Swaps	—	20	—	20
Forward Currency Exchange Contracts	—	9	—	9
Total	$—	$ 5,446	$ —	$ 5,446

1 Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-
U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2020, totaled $6,528,000 for the period ended August 31, 2020.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Ending
	Balance	During	Total	Total	Out of	Balance
	6/1/20	Period	Purchases	Sales	Level 3	8/31/20
Investment in Securities
Common Stocks	$2,979	$205	$–	$(199)	$–	$2,985
Convertible Preferred Stocks	3,399	664	961	(93)	(305)	4,626
Private Investment
Companies	118,531	5,546	3,000	(7,000)	–	120,077
Total	$124,909	$6,415	$3,961	$(7,292)	$(305)	$127,688

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market	Valuation	Significant Unobservable Input(s)	Value or Range of	Weighted Average of	Impact to Valuation
	Value	Technique(s) +		Input(s)	Input(s) *	from an Increase in
	(000 s)					Input**
Common Stock	$2,985	Recent comparable	Discount factor	-#	-#	-#
		transaction price(s)
			Market performance adjustment	14% - 26%	20%	Decrease
		Market comparable	Enterprise value to sales multiple	7.2x	7.2x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Projected enterprise value to gross profit	11.9x	11.9x	Increase
			multiple
			Projected enterprise value to EBITDA	10.4x	10.4x	Increase
			multiple
			Enterprise value to gross profit multiple	8.2x - 18.4x	18.0x	Increase
			Enterprise value to EBITDA multiple	7.9x	7.9x	Increase
			Discount rate for cost of equity	25%	25%	Decrease
			Market performance adjustment	14% - 26%	17%	Decrease
		Options pricing model	Discount for lack of marketability	10%	10%	Decrease
			Risk-free rate	4%	4%	Increase
			Volatility	23%	23%	Increase
			Market performance adjustment	26%	26%	Decrease
		Expected present value	Discount rate for cost of equity	23%	23%	Decrease
Convertible Preferred Stocks	$ 4,626	Recent comparable	Discount factor	-#	-#	-#
		transaction price(s)
			Market performance adjustment	26%	26%	Decrease
		Market comparable	Enterprise value to sales multiple	4.3x - 17.5x	10.4x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Projected enterprise value to gross profit	11.9x	11.9x	Increase
			multiple
			Discount rate for cost of equity	25%	25%	Decrease
			Sales growth rate	12% - 32%	27%	Increase
			Gross profit growth rate	15% - 25%	21%	Increase
			Enterprise value to gross profit multiple	7.3x - 10.2x	8.5x	Increase
			Market performance adjustment	26%	26%	Decrease
Private Investment	$ 120,077	Rollforward of Investee	Estimated return	0.71%	0.71%	Increase
Companies		NAV

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Unobservable inputs were weighted by the relative fair value of the instruments.

** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.